Borrowings	6 Months Ended
Jun. 30, 2021
Borrowings
Borrowings

6. Borrowings

	December 31,	June 30,
	2020	2021
Amounts due within one year	109,673	109,673
Less: unamortized deferred loan issuance costs	(4,765)	(4,608)
Borrowings - current portion	104,908	105,065
Amounts due after one year	1,195,241	1,140,403
Less: unamortized deferred loan issuance costs	(14,606)	(12,324)
Borrowings - non-current portion	1,180,635	1,128,079
Total	1,285,543	1,233,144

The main terms of the credit facilities, including financial covenants, and the Sponsor Credit Facility have been disclosed in the annual consolidated financial statements for the year ended December 31, 2020. Refer to Note 6 “Borrowings”.

In the six months ended June 30, 2021, the Partnership repaid $54,838 in accordance with the repayment terms under its credit facilities. In connection with the de-listing of the Parent’s common shares from the New York Stock Exchange completed in June 2021, supplemental agreements have been signed with certain of the Partnership’s lenders with respect to clauses relating to its Parent, GasLog. All costs relating to such amendments have been covered by GasLog directly.

GasLog Partners was in compliance with its financial covenants as of June 30, 2021.